Income Taxes (Details 2) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred income tax assets:
Total current deferred income tax asset	$ 0	$ 13,571
Valuation allowance	0	(12,612)
Net current deferred income tax asset	0	959
Deferred income tax liabilities:
Total net current deferred income tax liability	0	(5,906)
Deferred income tax assets:
Accrued expenses	2,976	6,495
Allowance accounts	6,739	7,076
Net operating loss carryforward	95,640	61,227
Capital loss carryforward	2,434	18,385
Equity method investment	58,820	58,820
Basis in identified intangibles	5,978	9,263
Basis in research and development	7,051	3,819
Contingency accrual	7,700	43,319
Tax credit carryforwards and other	12,138	11,515
Total non-current deferred income tax asset	199,476	206,348
Valuation allowance	(194,255)	(192,652)
Net non-current deferred income tax asset	5,221	13,696
Deferred income tax liabilities:
Unbilled receivables	(6,516)	(6,865)
Basis in property, plant and equipment	(3,439)	(5,082)
Total net non-current deferred income tax liability	$ (4,734)	0
Total net non-current deferred income tax asset		$ 8,614